Document and Entity Information	Oct. 01, 2020
Cover [Abstract]
Entity Registrant Name	SEMTECH CORP
Amendment Flag	true
Entity Central Index Key	0000088941
Document Type	8-K/A
Document Period End Date	Oct. 01, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-06395
Entity Tax Identification Number	95-2119684
Entity Address, Address Line One	200 Flynn Road
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012-8790
City Area Code	805
Local Phone Number	498-2111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously reported on the Initial Form 8-K filed on October 1, 2020 (the “Initial Form 8-K”), the Board of Directors (the “Board”) of Semtech Corporation (the “Company”) had appointed each of Paula LuPriore and Martin S.J. Burvill to serve as a director of the Company effective October 1, 2020. The Board has determined that each of Ms. LuPriore and Mr. Burvill is an independent director under the listing standards of the Nasdaq Stock Market (“Nasdaq”). As of the date of the Initial Form 8-K, Ms. LuPriore and Mr. Burvill had not been appointed to any committees of the Board.